Investment in Associated Companies (Schedule of changes of interest in Zim) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
(Impairment)/write back of ZIM investment	$ (929,000)		$ (43,505)
Net gains/(losses) related to the changes of interest in ZIM	727,650	$ 204	(43,505)
Z I M Member
Disclosure of associates [line items]
Gain on dilution from ZIM IPO	0	9,724	0
Loss on dilution from ZIM options exercised	(3,475)	(39,438)	0
Gain on sale of ZIM shares	204,634	29,510	0
(Impairment)/write back of ZIM investment	(928,809)	0	43,505
Net gains/(losses) related to the changes of interest in ZIM	$ (727,650)	$ (204)	$ 43,505